Schedule of Investments (unaudited)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.8%
Black Belt Energy Gas District, RB(a)
Series C, 5.50%, 10/01/54	$54,000	$ 60,491,882
Series F, 5.50%, 11/01/53	11,170	11,984,851
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	4,000	4,451,699
5.25%, 10/01/42	7,575	8,369,147
5.25%, 10/01/43	6,300	6,940,994
5.25%, 10/01/44	6,500	7,124,249
5.25%, 10/01/45	5,000	5,481,741
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	87,500	96,767,662
Series B-1, 5.75%, 04/01/54	22,590	25,645,427
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	100,000	102,111,496
Series B, 4.00%, 12/01/51	9,220	9,433,166
Series B-1, 5.00%, 05/01/53	20,000	21,123,083
		359,925,397
Arizona — 0.8%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	1,230	1,245,443
Series A, 5.50%, 07/01/52	2,450	2,462,625
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,272,017
Junior Lien, 5.00%, 07/01/42	7,815	8,777,703
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	18,000	19,420,469
Subordinate, 5.00%, 07/01/44	5,000	5,499,788
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	150	153,173
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/38	14,000	14,132,259
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,065	6,696,300
		60,659,777
Arkansas — 0.6%
Arkansas Development Finance Authority, RB(b)
AMT, Sustainability Bonds, 7.38%, 07/01/48	15,700	17,471,548
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	18,200	20,075,806
Pine Bluff School District No. 3, GOL, Series B, (SAW), 4.00%, 02/01/43	3,150	3,137,818
		40,685,172
California — 8.3%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	8,950	10,006,768
Series B, Sustainability Bonds, 5.00%, 01/01/55	101,740	111,749,877
California Health Facilities Financing Authority, RB, Series A, 5.00%, 12/01/36	21,850	24,605,588
California Health Facilities Financing Authority, Refunding RB, Series A-2, 4.00%, 11/01/44	1,000	1,000,138
California State University, RB, Series Q, 5.00%, 05/15/46	70,000	76,613,887
Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	$2,710	$ 2,675,893
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,281,743
Sub-Series A, AMT, 5.00%, 05/15/47	2,855	2,919,496
AMT, Sustainability Bonds, 5.00%, 05/15/47	33,170	35,527,664
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/45	15,880	17,114,195
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,125	4,027,093
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	15,875	10,888,794
Series B, Sustainability Bonds, 4.00%, 07/01/58	10,330	7,238,705
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	17,000	19,074,984
Series 2, Class A, AMT, 5.25%, 05/01/49	4,925	5,383,676
Series 2, Class D, AMT, 5.00%, 05/01/48	50,880	52,208,943
Series A, AMT, 5.00%, 05/01/39	14,500	15,347,188
Series A, AMT, 5.00%, 05/01/49	26,000	26,912,743
Series B, AMT, 5.00%, 05/01/46	45,000	45,497,327
Series D, AMT, 5.00%, 05/01/43	17,735	18,332,781
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	11,069,250
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(c)	100,000	96,300,003
University of California, RB, Series M, 5.00%, 05/15/37	15,410	16,323,503
		619,100,239
Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,727,213
Series A, AMT, 5.00%, 12/01/38	17,750	18,601,073
Series A, AMT, 5.00%, 12/01/43	13,860	14,397,713
Series A, AMT, 5.25%, 12/01/43	45,235	47,594,977
Series A, AMT, 5.25%, 12/01/48	41,110	42,971,909
Series D, AMT, 5.75%, 11/15/45	3,290	3,726,615
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/47	25,000	26,999,935
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,189	1,208,620
		163,228,055
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	14,070	15,234,626
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,165	1,165,150
		16,399,776
Delaware — 0.1%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,515	8,406,467
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 3.2%
District of Columbia Income Tax Revenue, RB, Series C, 5.00%, 05/01/45	$8,000	$ 8,617,039
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	5,745	5,984,887
District of Columbia, GO, Series A, 08/01/49(d)	26,295	29,238,870
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	15,000	16,822,964
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/29	10,000	10,829,158
Series A, AMT, 5.00%, 10/01/30	16,500	18,029,290
Series A, AMT, 5.00%, 10/01/33	20,000	22,330,081
Series A, AMT, 5.00%, 10/01/48	12,400	12,781,534
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	22,315	23,138,887
Series B, 5.00%, 07/01/42	81,415	84,943,141
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,261,368
		239,977,219
Florida — 3.0%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	4,365	4,200,222
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	5,733	4,048,534
Series C, 5.75%, 12/15/56	6,295	5,259,252
AMT, 5.00%, 05/01/29	1,820	1,854,233
AMT, 6.13%, 07/01/32(a)	11,725	12,042,920
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	13,609,324
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	28,000	29,178,620
Sub-Series A, AMT, 5.00%, 10/01/42	43,040	44,119,573
Sub-Series A, AMT, 5.00%, 10/01/47	17,500	17,862,533
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	51,860	58,282,819
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	1,135	1,141,043
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,968,113
River Landing Community Development District, SAB, Series B, 4.25%, 11/01/35	190	189,968
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	72,175
Tampa Bay Water, RB, Series A, 10/01/49(d)	20,000	22,162,377
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	315	314,980
		222,306,686
Georgia — 3.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	20,893,826
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	5,045,597
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 05/01/54	30,000	32,763,000
Series B, 5.00%, 07/01/53	11,610	12,501,880
Series C, 4.00%, 03/01/50	20,710	20,892,040
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB(a) (continued)
Series C, 5.00%, 09/01/53	$96,000	$ 103,973,760
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	43,000	46,782,279
		242,852,382
Illinois — 6.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	2,200	2,200,650
Series H, 5.00%, 12/01/36	4,620	4,743,392
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	4,000	4,190,016
Series B, 4.00%, 12/01/35	11,640	11,559,264
Series C, 5.00%, 12/01/24	4,445	4,453,885
Series C, 5.00%, 12/01/25	12,760	12,928,341
Series C, 5.00%, 12/01/26	3,060	3,135,332
Series F, 5.00%, 12/01/24	9,585	9,601,790
Series G, 5.00%, 12/01/34	5,000	5,142,520
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	3,030	3,257,575
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,625,936
Series D, Senior Lien, 5.25%, 01/01/42	50,000	51,821,998
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,427,773
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/43	1,310	1,431,842
Series A, AMT, Senior Lien, 5.50%, 01/01/44	2,625	2,930,594
Series A, AMT, Senior Lien, 5.25%, 01/01/48	40,910	44,514,885
Series B, Senior Lien, 5.00%, 01/01/48	4,800	5,003,157
Chicago O’Hare International Airport, Refunding RB, Series A, AMT, 5.00%, 01/01/33	5,600	5,613,991
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 10/01/38	7,050	7,050,000
Series A, 5.00%, 10/01/48	31,850	32,689,705
Series C, 5.00%, 02/15/41	25,000	25,767,324
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	9,260	10,033,923
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	7,075	7,525,017
Series A, 5.00%, 01/01/45	9,730	10,471,092
Series A, 5.25%, 01/01/45	35,000	39,447,034
State of Illinois, GO
5.50%, 05/01/39	9,040	9,980,712
Series A, 5.00%, 11/01/29	27,500	30,271,677
Series C, 5.50%, 10/01/42	28,000	31,397,687
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	15,292,204
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,827,001
		450,336,317
Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/44	6,490	6,891,945
Kentucky — 0.7%
Jefferson County Board of Education, GO, Series A, 09/01/42(d)	7,185	7,259,600
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	8,000	8,880,546
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	6,950	7,428,502

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
University of Kentucky, RB
5.00%, 10/01/49	$6,000	$ 6,544,042
Series B, 4.00%, 04/01/40	11,720	12,117,278
Series B, 4.00%, 04/01/41	12,185	12,517,114
		54,747,082
Louisiana — 3.5%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	205,960	204,985,873
Louisiana Public Facilities Authority, RB
5.00%, 10/01/43(a)(b)	50,000	50,692,367
5.25%, 10/01/48	6,185	6,573,323
		262,251,563
Maryland — 0.7%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	2,735	2,741,999
County of Montgomery Maryland, RB
5.00%, 12/01/44	26,780	27,094,167
Series 2016, 5.00%, 12/01/45	13,955	14,151,941
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	6,175	6,451,810
Washington Suburban Sanitary Commission, RB, Series 2, (GTD), 4.00%, 06/01/40	3,500	3,509,204
		53,949,121
Massachusetts — 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,715,738
Commonwealth of Massachusetts, GOL
Series A, 5.25%, 01/01/44	21,915	23,931,769
Series A, 5.25%, 04/01/47	30,000	31,635,915
Series E, 5.25%, 09/01/43	55,000	59,742,990
Series F, 5.00%, 11/01/43	5,000	5,275,125
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/39	5,000	5,857,786
Series A-2, 5.00%, 07/01/42	5,000	5,257,139
Sub-Series A-1, 5.25%, 07/01/48	57,645	65,327,074
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	22,967,311
Massachusetts Port Authority, Refunding ARB
Series A, AMT, 5.00%, 07/01/47	5,670	5,800,273
Series B, AMT, 5.00%, 07/01/43	20,000	20,278,041
Series C, AMT, 5.00%, 07/01/44	15,000	15,704,365
Series C, AMT, 5.00%, 07/01/49	20,000	20,765,207
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48	5,000	5,266,351
Nauset Regional School District, Refunding GO
4.00%, 05/15/43	5,120	5,249,460
4.00%, 05/15/44	5,480	5,600,338
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/48	4,840	5,403,528
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.25%, 11/01/42	40,000	42,603,052
		361,381,462
Michigan — 2.4%
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,091,508
Series A, 6.50%, 06/01/57(b)(e)(f)	5,980	2,603,692
Sustainability Bonds, 5.50%, 02/28/49	4,245	4,815,335
Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	$58,080	$ 59,555,020
Series 2016, 5.25%, 12/01/41	25,630	26,281,192
Series A, 5.00%, 12/01/41	11,870	12,576,003
Series A, 5.00%, 12/01/42	10,150	10,483,194
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	8,470	8,708,767
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,908,398
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/37	10,000	10,432,072
4.00%, 11/15/38	9,865	10,272,151
4.00%, 11/15/41	2,000	2,049,714
		174,777,046
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board, RB
5.00%, 01/01/41	3,000	3,371,501
5.00%, 01/01/42	3,500	3,912,781
5.25%, 01/01/47	12,500	14,014,814
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,360	4,708,141
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,740	4,087,924
State of Minnesota, GO
Series A, 4.00%, 09/01/40	14,745	15,423,794
Series A, 4.00%, 09/01/41	4,000	4,158,873
		49,677,828
Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	8,975	9,225,307
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB
4.50%, 01/01/39	15,085	15,087,019
Series A, 5.00%, 10/01/46	6,000	6,304,691
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 6.00%, 05/01/55	11,830	13,349,137
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	15,510	17,453,921
		52,194,768
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,265	10,028,664
Nebraska — 0.1%
Omaha School District, GO, 4.00%, 12/15/42	6,725	6,800,971
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(b)	245	245,344
Series A, 5.00%, 07/15/37	875	879,934
		1,125,278
New Jersey — 3.7%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,965,252
New Jersey Educational Facilities Authority, RB, Series A2, 5.00%, 03/01/43	10,000	11,487,816
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	$3,000	$ 3,138,531
Series A, 5.00%, 07/01/38	29,350	30,704,560
Series A, 5.25%, 07/01/49	10,000	11,201,820
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	6,520	7,206,480
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	10,091,181
Series C, 5.25%, 06/15/32	20,010	20,111,357
Series S, 5.00%, 06/15/46	12,350	12,908,444
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/39	9,500	10,667,668
Series AA, 5.00%, 06/15/40	3,985	4,449,502
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	20,000	22,128,883
Series B, 5.25%, 01/01/49	61,685	69,990,144
Series E, 5.00%, 01/01/32	4,425	4,447,886
New Jersey Turnpike Authority, Refunding RB, Series C, 01/01/45(d)	22,370	25,020,234
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	15,470	15,895,090
Series A, 5.25%, 06/01/46	10,000	10,373,340
		277,788,188
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	95	98,942
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,400	6,965,277
		7,064,219
New York — 12.2%
City of New York, GO
Series C, 5.25%, 09/01/45	40,000	45,417,956
Series E-1, 5.00%, 03/01/39	10,375	10,982,793
Empire State Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	15,732,262
Empire State Development Corp., Refunding RB
5.00%, 03/15/47	10,000	10,715,286
Series A, 5.00%, 03/15/46	12,225	13,407,282
Series E, 4.00%, 03/15/41	24,000	24,496,912
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,644,287
Series AA2, 06/15/49(d)	5,000	5,529,731
Series EE, 5.00%, 06/15/40	10,000	10,553,270
Series EE, 5.00%, 06/15/45	7,000	7,381,759
Series EE2, 5.00%, 06/15/40	39,865	43,239,863
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,731,677
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 5.00%, 08/01/39	7,590	7,603,335
Series D-1, 5.50%, 11/01/45	19,690	22,549,422
Series E-1, 5.00%, 02/01/41	10,000	10,047,709
Sub-Series A-1, 5.00%, 08/01/37	8,015	8,029,082
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,626,907
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,122,861
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series C-3, Subordinate, 5.00%, 05/01/39	$2,600	$ 2,763,238
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,365,186
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,549,697
Series C, 5.50%, 05/01/41	10,000	11,785,316
Series C-S, 05/01/49(d)	16,675	18,747,029
Series G-1, 5.00%, 05/01/41	10,750	12,170,916
Series G-1, 5.00%, 05/01/42	10,000	11,256,480
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/40	3,495	3,642,610
Series A, 5.00%, 03/15/41	3,240	3,372,471
Series A, 5.00%, 03/15/43	30,000	33,919,956
Series A, 5.00%, 07/01/43	2,050	2,151,326
Series A, 5.00%, 03/15/45	42,310	47,429,867
Series A, 5.00%, 03/15/46	4,975	5,562,470
Series A, 5.00%, 03/15/47	15,010	16,714,003
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,381,467
Series A, 5.25%, 03/15/38	5,000	5,430,946
Series A, 4.00%, 03/15/40	32,000	32,817,961
Series A, 5.00%, 03/15/40	5,500	5,909,091
Series A, 5.00%, 03/15/41	14,710	16,748,937
Series A, 5.00%, 03/15/42	11,585	13,115,585
Series A, 5.00%, 03/15/46	39,000	42,529,463
Series A, 5.25%, 03/15/48	1,075	1,210,466
Series E, 5.00%, 03/15/40	2,270	2,410,202
Series E, 5.00%, 03/15/42	36,535	38,917,870
New York State Housing Finance Agency, RB, M/F Housing, Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(a)	30,000	28,168,188
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	16,064,052
AMT, 5.00%, 12/01/35	1,650	1,780,359
AMT, 5.00%, 12/01/38	10,000	10,738,919
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	25,020	26,352,494
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	9,130	9,627,037
AMT, Sustainability Bonds, 5.25%, 06/30/49	61,985	66,193,002
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	33,555	34,961,006
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,423,027
Series 205, 5.00%, 11/15/47	14,610	15,208,788
AMT, 5.00%, 01/15/47	12,550	13,484,012
Series 207, AMT, 5.00%, 09/15/31	14,950	15,687,050
Series 207, AMT, 5.00%, 09/15/32	4,000	4,182,849
Series 231, AMT, 5.50%, 08/01/39	5,710	6,498,584
Series 231, AMT, 5.50%, 08/01/47	40,000	44,434,589
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,333,232
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	6,209,252
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,442,842
		910,504,229

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.2%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	$9,345	$ 10,338,958
Ohio — 1.1%
Ohio University, Refunding RB
Series A, 5.00%, 12/01/44	16,500	17,190,301
Series A, 5.00%, 12/01/45	7,000	7,271,962
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, Sustainability Bonds, 5.00%, 12/01/39	10,000	11,496,751
Series B, Sustainability Bonds, 5.00%, 12/01/40	6,500	7,422,663
Series B, Sustainability Bonds, 5.00%, 12/01/41	10,000	11,348,261
State of Ohio, RB, 4.00%, 01/01/40	3,190	3,224,156
University of Cincinnati, RB
Series A, 5.25%, 06/01/49	20,000	22,285,643
Series C, 5.00%, 06/01/41	2,600	2,670,812
		82,910,549
Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,895	8,085,493
Oklahoma Industries Authority, RB
5.00%, 04/01/28	11,890	12,877,335
5.00%, 04/01/32	5,000	5,750,797
		26,713,625
Pennsylvania — 1.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	2,070	2,118,749
5.00%, 05/01/32	3,750	3,850,524
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	5,500	5,676,778
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,535	1,537,655
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,860	13,146,058
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	31,500	33,723,645
Pennsylvania Turnpike Commission, RB
Sub-Series A, 5.50%, 12/01/46	40,000	41,967,660
Series A, Subordinate, 5.00%, 12/01/44	5,000	5,302,396
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,254,094
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	2,520	2,777,272
		114,354,831
Puerto Rico — 0.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,749,629
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,536,138
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,109,323
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,990,877
		68,385,967
South Carolina — 3.5%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,293,612
6.00%, 10/01/51	3,000	3,084,868
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	48,600	52,877,432
Security	Par (000)	Value
South Carolina (continued)
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	$96,375	$ 105,882,392
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	10,135	10,155,304
Series A, 5.25%, 11/01/41	8,965	10,251,631
Series A, 5.25%, 11/01/43	24,385	27,600,327
Series A, 5.50%, 11/01/48	9,355	10,664,698
Series A, 5.50%, 11/01/49	22,605	25,653,148
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	3,063,880
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,710	10,777,499
		261,304,791
South Dakota — 0.0%
South Dakota State Building Authority, Refunding RB, Series C, 4.00%, 06/01/40	1,000	1,024,447
Tennessee — 1.8%
Cleveland Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/49	26,200	28,618,723
County of Knox Tennessee, GO
4.00%, 06/01/42	6,230	6,383,709
4.00%, 06/01/43	4,980	5,079,055
4.00%, 06/01/44	5,765	5,852,909
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	65,000	68,417,652
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	12,670	13,736,843
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	5,450	6,037,145
		134,126,036
Texas — 12.9%
Arlington Higher Education Finance Corp., RB
7.88%, 11/01/62(b)	9,425	9,926,721
Series A, 5.30%, 04/01/62(b)	6,415	5,207,582
Series A, 5.75%, 08/15/62	4,950	4,981,118
Austin Independent School District, GO
(PSF-GTD), 5.00%, 08/01/42	5,000	5,577,836
5.00%, 08/01/48	18,000	19,047,796
(PSF-GTD), 5.00%, 08/01/49	26,100	28,899,278
(PSF-GTD), 5.25%, 08/01/49	13,395	15,182,995
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	11,035	12,229,992
Series B, 08/15/42(d)	17,155	19,502,152
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB
4.00%, 10/01/40	4,535	4,571,081
Series C, 5.00%, 10/01/45	21,635	23,438,109
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	10,000	10,842,899
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,483,390
Series A, 5.25%, 02/01/41	25,625	29,266,564
Series A, 5.25%, 02/01/42	9,150	10,384,740
Series A, 5.25%, 02/01/49	13,440	15,087,398
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB (continued)
Series B, 5.25%, 02/01/49	$10,000	$ 11,225,738
Series D, 5.00%, 02/01/44	10,000	11,184,885
Series D, 5.25%, 02/01/49	31,250	35,215,261
Series E, 5.25%, 02/01/49	5,405	6,071,043
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 5.25%, 08/15/49	8,000	8,987,703
Series A, Senior Lien, 5.00%, 08/15/43	16,890	17,743,849
Dallas Fort Worth International Airport, Refunding ARB, 5.25%, 11/01/48	22,450	25,325,086
Dallas Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/48	25,000	27,263,845
Grand Parkway Transportation Corp., RB
Series A, 5.00%, 10/01/43	82,000	86,039,485
Series A, 5.00%, 10/01/48	7,305	7,595,748
Greater Texoma Utility Authority, RB, Series A, (BAM), 5.25%, 10/01/48	22,400	24,543,805
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,054
Lewisville Independent School District, GO, (PSF- GTD), 4.00%, 08/15/41	10,500	10,873,986
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/44	5,050	5,190,717
5.00%, 05/15/45	1,750	1,839,205
5.25%, 05/15/48	32,005	35,521,248
(AGM), 5.50%, 05/15/48	17,850	19,915,297
(AGM), 5.00%, 05/15/49	16,260	17,593,450
5.00%, 05/15/50	10,310	10,810,895
Series A, 5.50%, 05/15/47	5,000	5,589,952
Midland Independent School District, GO, (PSF- GTD), 4.00%, 02/15/41	5,000	5,144,334
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	3,960	3,435,660
Series A, 5.00%, 07/01/57	7,000	5,317,270
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,991,964
Series A, 6.75%, 10/01/52	580	576,277
Series B2, 4.50%, 10/01/26	2,970	2,954,336
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/41	2,055	2,064,538
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	22,149,374
Series A, 5.00%, 01/01/43	10,845	11,300,712
Series B, 5.00%, 01/01/43	10,000	10,292,754
Northwest Independent School District, GO
(PSF-GTD), 5.00%, 02/15/49	20,000	21,781,256
Series A, (PSF-GTD), 5.00%, 02/15/49	35,000	38,183,832
Pflugerville Independent School District, GO, Series A, 5.00%, 02/15/41	7,225	8,004,414
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	27,626,462
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	11,905	13,325,792
Series B, 5.00%, 07/01/43	35,000	36,622,817
Series B, 5.00%, 07/01/48	11,560	11,963,069
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	$15,900	$ 16,297,590
Series A, 5.00%, 11/15/45	7,300	7,420,387
Series A, 5.00%, 02/15/47	8,650	8,815,510
Tarrant County Hospital District, GOL, 5.25%, 08/15/48	10,010	11,042,939
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	28,600	31,404,437
Series B, (GNMA), 6.00%, 03/01/53	11,580	12,751,089
Texas Water Development Board, RB
4.00%, 10/15/44	7,100	7,170,850
4.00%, 10/15/45	14,075	14,235,404
Series B, 4.00%, 10/15/43	11,100	11,200,927
Series B, 5.00%, 04/15/49	20,000	21,012,325
		958,287,222
Utah — 1.1%
County of Utah, Refunding RB, 5.00%, 05/15/41	40,000	41,213,434
Intermountain Power Agency, RB, Series A, 5.25%, 07/01/45	25,585	28,646,265
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(b)	4,930	4,942,895
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(b)	3,795	3,795,553
		78,598,147
Vermont — 0.2%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.00%, 12/01/30	2,010	1,956,634
Series A, 4.25%, 12/01/40	4,030	3,524,582
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,500	4,949,346
		10,430,562
Virginia — 2.6%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	674,344
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(g)	1,662	1,216,573
City of Richmond Virginia, GO, Series C, (SAW), 4.00%, 03/01/45	4,535	4,650,491
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,780,739
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/42	24,825	25,903,679
Series A, 5.00%, 04/01/47	9,630	10,022,867
Virginia Commonwealth Transportation Board, RB
4.00%, 05/15/41	10,000	10,166,370
5.00%, 05/15/42	5,000	5,617,968
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	32,500	36,493,762
Virginia Public Building Authority, ARB
Series A, 4.00%, 08/01/38	10,310	10,617,567
Series B, AMT, 4.00%, 08/01/36	8,830	8,965,695
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/41	29,800	30,808,733
Series A, 4.00%, 08/01/42	20,000	20,572,349
Series A-2, 4.00%, 08/01/38	24,000	25,015,494
		193,506,631

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 2.0%
Pierce County School District No. 10 Tacoma, GO, (GTD), 12/01/48(d)	$4,700	$ 5,209,683
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	49,560,601
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	29,585	32,448,894
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,452,555
Series 2025A, 5.00%, 08/01/49	30,000	33,264,828
Series C, 5.00%, 02/01/40	10,920	11,139,565
Series C, 5.00%, 02/01/42	2,020	2,222,614
Series D, 5.00%, 02/01/40	7,560	7,712,808
Series F, 5.00%, 06/01/45	3,795	4,125,200
		151,136,748
Wisconsin — 1.0%
Milwaukee Metropolitan Sewerage District, GO, Series D, Sustainability Bonds, 4.00%, 10/01/40	5,680	5,913,746
Public Finance Authority, RB(b)
6.25%, 10/01/31(e)(f)	1,715	145,775
7.00%, 10/01/47(e)(f)	1,715	145,775
Series A, 7.00%, 07/01/33	6,580	6,677,283
Series A, 7.00%, 11/01/46(e)(f)	6,385	3,088,744
Series A, 5.63%, 06/15/49	11,960	11,716,743
Series A, 4.75%, 06/15/56	7,745	5,738,903
Public Finance Authority, Refunding RB, AMT, 4.25%, 10/01/25(a)	35,370	35,354,969
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,980	7,769,350
		76,551,288
Total Municipal Bonds — 91.8% (Cost: $6,680,159,501)		6,829,954,960
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 0.6%
California State University, RB, Series A, 5.00%, 11/01/51	40,470	43,319,447
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	54,303,559
Security	Par (000)	Value
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	$50,000	$ 56,258,316
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $154,684,975)		153,881,322
Total Long-Term Investments — 93.9% (Cost: $6,834,844,476)		6,983,836,282

	Shares
Short-Term Securities
	Money Market Funds — 7.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(i)(j)	582,803,981	582,862,261
	Total Short-Term Securities — 7.8% (Cost: $582,773,703)	582,862,261
	Total Investments — 101.7% (Cost: $7,417,618,179)	7,566,698,543
	Liabilities in Excess of Other Assets — (0.7)%	(54,105,843)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(71,088,320)
	Net Assets — 100.0%	$ 7,441,504,380

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 388,553,485	$ 194,308,776 (a)	$ —	$ —	$ —	$ 582,862,261	582,803,981	$ 3,707,788	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 6,829,954,960	$ —	$ 6,829,954,960
Municipal Bonds Transferred to Tender Option Bond Trusts	—	153,881,322	—	153,881,322
Short-Term Securities
Money Market Funds	582,862,261	—	—	582,862,261
	$582,862,261	$6,983,836,282	$—	$7,566,698,543
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
Portfolio Abbreviation (continued)
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
TA	Tax Allocation